Capitalization - Summary of Classes of Common Stock Authorized (Detail) - $ / shares	Jun. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Apr. 11, 2018
Schedule of Capitalization, Equity [Line Items]
Preferred stock, shares authorized (in shares)	50,000,000	50,000,000		50,000,000
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01		$ 0.01
Common stock, shares authorized (in shares)	1,000,000,000	1,000,000,000	1,747,644,300	1,000,000,000	1,050,000,000
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01		$ 0.01
Preferred stock
Schedule of Capitalization, Equity [Line Items]
Preferred stock, shares authorized (in shares)	50,000,000	50,000,000		50,000,000	50,000,000
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01		$ 0.01	$ 0.01
Class T common stock
Schedule of Capitalization, Equity [Line Items]
Common stock, shares authorized (in shares)	250,000,000	250,000,000		250,000,000	250,000,000
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01		$ 0.01	$ 0.01
Class S common stock
Schedule of Capitalization, Equity [Line Items]
Common stock, shares authorized (in shares)	250,000,000	250,000,000		250,000,000	250,000,000
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01		$ 0.01	$ 0.01
Class D common stock
Schedule of Capitalization, Equity [Line Items]
Common stock, shares authorized (in shares)	125,000,000	250,000,000		250,000,000	250,000,000
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01		$ 0.01	$ 0.01
Class C common stock
Schedule of Capitalization, Equity [Line Items]
Common stock, shares authorized (in shares)	125,000,000	125,000,000			125,000,000
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01			$ 0.01
Class I common stock
Schedule of Capitalization, Equity [Line Items]
Common stock, shares authorized (in shares)	250,000,000	250,000,000		250,000,000	250,000,000
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01		$ 0.01	$ 0.01